INVESTMENTS - Tongcheng-Elong and MakeMyTrip (Details) ¥ in Millions, shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Aug. 31, 2019	Dec. 31, 2018
INVESTMENTS
Carrying value under equity investments	¥ 33,103		¥ 35,800
Publicly traded
INVESTMENTS
Increased equity investments value	9,900
Equity investments, market value	22,400
Tongcheng-eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)					27.00%
Carrying value under equity investments	¥ 7,400		¥ 6,800
MakeMyTrip
INVESTMENTS
Equity method investment, ownership interest (as a percent)	17.00%			49.00%
MakeMyTrip | Common Class B
INVESTMENTS
Equity method investment, realized gain (loss) on disposal	¥ 15,200
Proceeds from sale of equity method investments | $		$ 3.0
Equity method investment number of share sold | shares	34	34